Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000102799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	0.80%	(0.50%)		1.09%
C000102801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.87%	(0.68%)		0.61%
C000102802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000223772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000102799
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%	0.06%		1.37%
Without Sales Load [Member] | C000102801
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%	(0.68%)		0.61%
Without Sales Load [Member] | C000102802
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	0.31%		1.63%
Without Sales Load [Member] | C000223772
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	0.31%	0.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	0.84%		2.16%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	0.84%		2.16%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	0.84%		2.16%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	0.84%	0.84%
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	0.63%		1.91%
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	0.63%		1.91%
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	0.63%		1.91%
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	0.63%	0.55%